Apr. 01, 2024
AAM/Bahl & Gaynor Income Growth Fund
AAM/Bahl & Gaynor Income Growth Fund

Supplement dated April 1, 2024, to the

Prospectus, Statement of Additional Information (“SAI”) and Summary Prospectus,

each dated October 31, 2023

Change in Investment Advisor

Advisors Asset Management, Inc. (“AAM”) currently serves as the investment advisor for the AAM/Bahl & Gaynor Income Growth Fund (the “Fund”). Bahl & Gaynor, Inc. (“Bahl & Gaynor”) currently serves as the Fund’s sub-advisor. Upon recommendation by AAM, the Board of Trustees of the Trust (the “Board”), at a meeting held on February 23, 2024, considered and approved the following, effective on or about April 1, 2024 (the “Effective Date”): (i) the termination of the current advisory agreement between AAM and the Trust, on behalf of the Fund, and (ii) a new investment advisory agreement between the Trust and Bahl & Gaynor, Inc. (the “New Agreement”), effective upon shareholder approval. In addition, the Board approved the submission of a proposal to the Fund’s shareholders to approve the New Agreement. At the meeting, the Board also approved an interim advisory agreement between the Trust, on behalf of the Fund, and Bahl & Gaynor (the “Interim Agreement”), effective on the Effective Date, under which Bahl & Gaynor may provide investment advisory services for the Fund for up to 150 days pending shareholder approval of the New Agreement.

The Fund’s investment objective, principal investment strategy and investment policies will remain the same after the change in investment advisor.  In addition, the members of the portfolio management team that have managed the Fund since its inception as employees of Bahl & Gaynor will continue to be members of the Fund’s portfolio management team. Under the Interim Agreement, Bahl & Gaynor will receive the same annual advisory fee that AAM receives from the Fund under the current advisory agreement (0.65% of the Fund’s average daily net assets).  For the effective period of the Interim Agreement, Bahl & Gaynor will maintain the Fund’s current expense limitations. Under the New Agreement, if approved by the Fund’s shareholders, Bahl & Gaynor will receive a lower advisory fee rate (0.45% of the Fund’s average daily net assets). The Board has also approved a new operating expenses limitation agreement between the Trust, on behalf of the Fund, and Bahl & Gaynor. If the New Agreement is approved by the Fund’s shareholders, under the new operating expenses limitation agreement, Bahl & Gaynor will agree to limit certain operating expenses of the Fund, on an annual basis, to 0.93%, 1.68% and 0.68% of the average annual net assets of the Fund’s Class A, Class C and Class I shares, respectively.

A special meeting of Fund shareholders will be held to consider and vote on the New Agreement. A proxy statement will be sent to Fund shareholders in advance of the meeting. Please read the proxy statement when it is available because it contains important information about the shareholder meeting and the New Agreement.

Change in Fund Name

Effective on the Effective Date, the name of the AAM/Bahl & Gaynor Income Growth Fund will change to Bahl & Gaynor Income Growth Fund.

Class C Shares

Effective May 15, 2024, the Fund will no longer accept purchases for its Class C Shares.

Effective on the Effective Date, the Fund’s phone number is updated to 1-833-472-2140. Accordingly, all references in the Prospectus, SAI, and Summary Prospectus to the Fund’s phone number are revised as indicated.

In addition, effective on the Effective Date, the “Methods of Buying – By Wire” section on page 25 of the Prospectus is deleted in its entirety and replaced with the following:

By wire

To open an account by wire, a completed account application form must be received by the Fund before your wire can be accepted. You may mail or send by overnight delivery your account application form to the Transfer Agent. Upon receipt of your completed account application form, an account will be established for you. The account number assigned to you will be required as part of the wiring instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund, the account number, and your name so that monies can be correctly applied. Your bank should transmit monies by wire to:

UMB Bank, n.a.

ABA Number 101000695

For credit to Bahl & Gaynor Income Growth Fund

A/C # 987 274 7267

For further credit to:

Your account number

[Fund Name]

Name(s) of investor(s)

Social Security Number or Taxpayer Identification Number

Before sending your wire, please contact the Transfer Agent at 1-833-472-2140 to notify it of your intention to wire funds. Tis will ensure prompt and accurate credit upon receipt of your wire. Your bank may charge a fee for its wiring service.

Wired funds must be received prior to 4:00 p.m. (Eastern Time) on a business day to be eligible for same day pricing. The Fund and UMB Bank, n.a. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please file this Supplement with your records.